Concession Financial and Sector Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Concession Financial and Sector Assets and Liabilities
Schedule of Financial Assets and Liabilities of Concession
	Dec. 31, 2024	Dec. 31, 2023
Concession financial assets related to the infrastructure
Energy distribution concession	2,714	1,881
Gas distribution concession	92	38
Indemnifiable receivable – Generation (12.b)	871	785
Concession grant fee – Generation concessions (12.c)	3,099	3,031
	6,776	5,735
Sector financial assets
Amounts receivable from Parcel A (CVA) and Other Financial Components (12.d)	1,296	805
Total assets	8,072	6,540

Sector financial liabilities
Account for compensation of variation of parcel A items (CVA) and Other financial components (12.d)	(16)	-
Total liabilities	(16)	-

Current assets	1,190	814
Non-current assets	6,882	5,726
Current liabilities	(16)	-

Schedule of Changes in Concession Financial Assets

The changes in concession financial assets are as follows:

	Energy Distribution	Generation	Gas Distribution	Total
Balances at December 31, 2021	684	3,608	34	4,326
Transfers from contract assets	670	-	-	670
Transfers from (to) intangible assets	(22)	-	-	(22)
Monetary updating	39	514	3	556
Fair Value Adjustments	-	(172)	-	(172)
Disposals	(1)	-	-	(1)
Amounts received	-	(308)	-	(308)
Balances at December 31, 2022	1,370	3,642	37	5,049
Transfers from contract assets	363	-	-	363
Monetary updating	148	505	1	654
Disposals	-	-	-	-
Amounts received	-	(331)	-	(331)
Balances at December 31, 2023	1,881	3,816	38	5,735
Transfers from contract assets	731	-	51	782
Monetary updating	104	534	3	641
Disposals	(2)	-	-	(2)
Amounts received	-	(343)	-	(343)
Classification as held for sale	-	(37)	-	(37)
Balances at December 31, 2024	2,714	3,970	92	6,776

Schedule of Changes in Concession Financial Assets Related to Concession Grant Fee

The changes in concession financial assets are as follows:

SPE	Plants	Dec. 31, 2023	Monetary updating	Amounts received	Classification as held for sale	Dec. 31, 2024
Cemig Geração Três Marias S.A.	Três Marias	1,716	242	(184)	-	1,774
Cemig Geração Salto Grande S.A.	Salto Grande	539	76	(58)	-	557
Cemig Geração Itutinga S.A.	Itutinga	204	32	(25)	-	211
Cemig Geração Camargos S.A.	Camargos	152	24	(18)	-	158
Cemig Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência e Piau	201	33	(26)	(22)	186
Cemig Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade e Tronqueiras	137	25	(20)	-	142
Cemig Geração Oeste S.A.	Cajurú, Gafanhoto e Martins	82	15	(12)	(14)	71
Total		3,031	447	(343)	(36)	3,099

SPE	Plants	Dec. 31, 2022	Monetary updating	Amounts received	Dec. 31, 2023
Cemig Geração Três Marias S.A.	Três Marias	1,672	222	(178)	1,716
Cemig Geração Salto Grande S.A.	Salto Grande	525	70	(56)	539
Cemig Geração Itutinga S.A.	Itutinga	198	30	(24)	204
Cemig Geração Camargos S.A.	Camargos	148	22	(18)	152
Cemig Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência e Piau	195	31	(25)	201
Cemig Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade e Tronqueiras	133	23	(19)	137
Cemig Geração Oeste S.A.	Cajurú, Gafanhoto e Martins	79	14	(11)	82
Total		2,950	412	(331)	3,031
SPC	Plants	Dec. 31, 2021	Monetary updating	Amounts received	Dec. 31, 2022
CEMIG Geração Três Marias S.A.	Três Marias	1,584	254	(166)	1,672
CEMIG Geração Salto Grande S.A.	Salto Grande	497	80	(52)	525
CEMIG Geração Itutinga S.A.	Itutinga	187	33	(22)	198
CEMIG Geração Camargos S.A.	Camargos	140	25	(17)	148
CEMIG Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência and Piau	184	34	(23)	195
CEMIG Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade and Tronqueiras	125	26	(18)	133
CEMIG Geração Oeste S.A.	Cajurú, Gafanhoto and Martins	75	15	(11)	79
Total		2,792	467	(309)	2,950

Schedule of Financial Assets and Financial Liabilities With the Tariff Adjustments

The balances of these sectoral financial assets and liabilities are presented at net value per tariff cycle, in accordance with the tariff adjustments approved or to be approved.

Sectoral financial assets	Dec. 31, 2023	Additions	Amortization	Remuneration	Transfer	Dec. 31, 2024	Amortization cycle	Constitution cycle	Current	Non-current
CVA assets	(685)	1,581	(1,653)	170	728	141	-	141	76	65
Energy acquisition (CVA energy)	(1,109)	1,271	(952)	113	997	320	-	320	182	138
Itaipu energy costs	29	-	(151)	2	42	(78)	-	(78)	(46)	(32)
Program of Incentives for Alternative Electricity Sources – PROINFA	(20)	6	-	-	20	6	-	6	3	3
Transport basic charges	413	305	(381)	38	(126)	249	-	249	147	102
Transport of Itaipu supply	67	18	(58)	6	(37)	(4)	-	(4)	(2)	(2)
System service charges – ESS	(62)	(42)	(97)	11	(31)	(221)	-	(221)	(131)	(90)
CDE	(3)	23	(14)	-	(137)	(131)	-	(131)	(77)	(54)
Other sectoral financial assets	1,490	1,088	(1,430)	129	(122)	1,155	-	1,155	783	372
Quotas from nuclear energy	138	105	(121)	14	(47)	89	-	89	52	37
Neutrality of Parcel A	29	142	(101)	8	13	91	-	91	54	37
Estimated neutrality on distributed generation credits	357	296	-	39	-	692	-	692	692	-
Energy over contracting	922	526	(774)	37	(304)	407	-	407	241	166
Tariff refunds	(88)	-	-	-	16	(72)	-	(72)	(48)	(24)
Other	132	19	(434)	31	200	(52)	-	(52)	(208)	156
Total sectorial financial assets	805	2,669	(3,083)	299	606	1,296	-	1,296	859	437
Sectorial financial liabilities
CVA liabilities	-	(1,490)	2,286	(208)	(728)	(140)	(140)	-	(140)	-
Energy acquisition (CVA energy)	-	(998)	1,861	(193)	(997)	(327)	(327)	-	(327)	-
Itaipu energy costs	-	(113)	97	(15)	(42)	(73)	(73)	-	(73)	-
Program of Incentives for Alternative Electricity Sources – PROINFA	-	(18)	30	(2)	(20)	(10)	(10)	-	(10)	-
Transport basic charges	-	-	30	-	126	156	156	-	156	-
Transport of Itaipu supply	-	(5)	-	1	37	33	33	-	33	-
System service charges – ESS	-	(224)	266	(2)	31	71	71	-	71	-
CDE	-	(132)	2	3	137	10	10	-	10	-
Other sector financial liabilities	-	(715)	755	(33)	117	124	124	-	124	-
Quotas from nuclear energy	-	-	2	-	47	49	49	-	49	-
Neutrality of Parcel A	-	(33)	82	(2)	(13)	34	34	-	34	-
Energy over contracting	-	-	-	-	304	304	304	-	304	-
Tariff refunds	-	(99)	88	(3)	(16)	(30)	(30)	-	(30)	-
Other	-	(583)	583	(28)	(205)	(233)	(233)	-	(233)	-
Total sector financial liabilities	-	(2,205)	3,041	(241)	(611)	(16)	(16)	-	(16)	-
Total sectoral financial assets and liabilities (net)	805	464	(42)	58	(5)	1,280	(16)	1,296	843	437

Sectorial financial assets	Dec. 31, 2022	Additions	Amortization	Remuneration	Transfer (2)	Dec. 31, 2023	Amortization cycle	Constitution cycle	Current	Non-current
CVA assets	(345)	1,597	(2,527)	4,260	330	(685)	(434)	(251)	(584)	(101)
Energy acquisition (CVA energy)	(1,787)	1,213	(1,223)	161	527	(1,109)	(443)	(666)	(837)	(272)
Itaipu energy costs	594	(40)	(455)	44	(114)	29	143	(114)	75	(46)
Program of Incentives for Alternative Electricity Sources – PROINFA	31	-	(42)	1	(10)	(20)	(19)	(1)	(20)	-
Transport basic charges	215	388	(265)	40	35	413	114	299	291	122
Transport of Itaipu supply	18	60	(20)	4	5	67	14	53	45	22
System service charges – ESS	583	(24)	(380)	7	(248)	(62)	(242)	180	(136)	74
CDE	1	-	(142)	3	135	(3)	(1)	(2)	(2)	(1)
Other sectoral financial assets	1,289	1,254	(1,388)	205	130	1,490	523	967	1,077	413
Quotas from nuclear energy	105	103	(86)	16	-	138	51	87	102	36
Neutrality of Parcel A	203	168	(51)	5	61	386	(29)	415	363	23
Energy over contracting (1)	750	643	(529)	58	-	922	349	573	688	234
Tariff refunds	(71)	-	-	-	(17)	(88)	(25)	(63)	(67)	(21)
Other	302	340	(722)	126	86	132	177	(45)	(9)	141
Total sectorial financial assets	944	2,851	(3,915)	465	460	805	89	716	493	312
Sectorial financial liabilities
CVA liabilities	-	(1,706)	2,380	(343)	(331)	-	-	-	-	-
Energy acquisition (CVA energy)	-	(1,179)	1,941	(234)	(528)	-	-	-	-	-
Itaipu energy costs	-	(109)	-	(5)	114	-	-	-	-	-
Program of Incentives for Alternative Electricity Sources – PROINFA	-	(31)	25	(4)	10	-	-	-	-	-
Transport basic charges	-	-	35	-	(35)	-	-	-	-	-
Transport of Itaipu supply	-	-	5	-	(5)	-	-	-	-	-
System service charges – ESS	-	(506)	371	(113)	248	-	-	-	-	-
CDE	-	119	3	13	(135)	-	-	-	-	-
Other sector financial liabilities	-	(729)	908	(47)	(132)	-	-	-	-	-
Neutrality of Parcel A	-	(58)	124	(5)	(61)	-	-	-	-	-
Tariff refunds	-	(88)	73	(2)	17	-	-	-	-	-
Other	-	(583)	711	(40)	(88)	-	-	-	-	-
Total sector financial liabilities	-	(2,435)	3,288	(390)	(463)	-	-	-	-	-
Total sectoral financial assets and liabilities (net)	944	416	(627)	75	(3)	805	89	716	493	312

(1)

Reversal of the over contracting amounts passed on to consumers in the 2018 and 2019 tariff adjustments because they were previously recognized by ANEEL as involuntary over contracting, made possible by the publication of the involuntariness orders, recognizing over contracting as voluntary. Regarding the amount constituted in the period, there is a high volume of surplus energy, mainly due to the growing increase in the energy injected by MMGD facilities, settled at a low PLD.

(2)	In addition to the transfers between sectoral financial assets and liabilities, there was a transfer of R$1,550 to the "Other assets" group.

Changes in Balances of These Sector Assets and Liabilities

The movement in the balance is as follows:

Generation plant	Concession expiration date	Installed capacity (MW) (information of MW not audited)	Net balance of assets on December 31, 2023	Financial Update	Net balance of assets on December 31, 2024
Lot D
UHE Três Marias	July 2015	396.00	203	22	225
UHE Salto Grande	July 2015	102.00	104	11	115
UHE Itutinga	July 2015	52.00	12	1	13
UHE Camargos	July 2015	46.00	24	2	26
PCH Piau	July 2015	18.01	6	1	7
PCH Gafanhoto	July 2015	14.00	7	1	8
PCH Peti	July 2015	9.40	7	1	8
PCH Dona Rita	Sep. 2013	2.41	2	0	2
PCH Tronqueiras	July 2015	8.50	10	1	11
PCH Joasal	July 2015	8.40	8	1	9
PCH Martins	July 2015	7.70	6	1	7
PCH Cajuru	July 2015	7.20	23	3	26
PCH Paciência	July 2015	4.08	5	0	5
PCH Marmelos	July 2015	4.00	3	0	3
Other
UHE Volta Grande	Feb. 2017	380.00	0	0	0
UHE Miranda	Dec. 2016	408.00	110	12	122
UHE Jaguara	Aug. 2013	424.00	168	19	187
UHE São Simão	Jan. 2015	1,710.00	87	10	97
		3,601.70	785	86	871

ANNUAL REPORT AND FORM 20-F | 2024	F-50

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